Earnings per share and shares outstanding (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share And Shares Outstanding [Line Items]
Disclosure Of Earnings Per Share Explanatory
	As of or for the year ended
	31.12.18	31.12.17	31.12.16

Basic earnings (USD million)
Net profit / (loss) attributable to shareholders	4,516	969	3,348

Diluted earnings (USD million)
Net profit / (loss) attributable to shareholders	4,516	969	3,348
Less: (profit) / loss on own equity derivative contracts	(2)	0	0
Net profit / (loss) attributable to shareholders for diluted EPS	4,514	969	3,348

Weighted average shares outstanding
Weighted average shares outstanding for basic EPS[1]	3,730,297,877	3,716,174,261	3,719,764,322
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	111,271,269	120,540,272	104,244,665
Weighted average shares outstanding for diluted EPS	3,841,569,146	3,836,714,533	3,824,008,987

Earnings per share (USD)
Basic	1.21	0.26	0.90
Diluted	1.18	0.25	0.88

Shares outstanding
Shares issued	3,855,634,749	3,853,096,603	3,850,766,389
Treasury shares	166,467,802	132,301,550	138,441,772
Shares outstanding	3,689,166,947	3,720,795,053	3,712,324,617
1 The weighted average shares outstanding for basic EPS are calculated by taking the number of shares at the beginning of the period, adjusted by the number of shares acquired or issued during the period, multiplied by a time-weighted factor for the period outstanding. As a result, balances are affected by the timing of acquisitions and issuances during the period.

Disclosure of potentially dilutive instruments [text block]

Number of shares	31.12.18	31.12.17	31.12.16

Potentially dilutive instruments
Employee share-based compensation awards	3,605,198	24,124,341	46,981,698
Other equity derivative contracts	11,912,450	9,122,496	8,419,122
Total	15,517,648	33,246,837	55,400,820